Commitments and Contingent Liabilities - Summary of Off-Balance Sheet Credit Risks, Net of Participations (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities lending indemnifications joint venture		$ 54,000	$ 64,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet credit risk		54,505	33,273
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet credit risk	[1]	4,915	5,767
Off-balance sheet credit risks participations		809	894
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet credit risk		303	255
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet credit risk	[2]	$ 294,108	$ 304,386

[1]	Net of participations totaling $809 million at Dec. 31, 2015 and $894 million at Dec. 31, 2014.
[2]	Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $54 billion at Dec. 31, 2015 and $64 billion at Dec. 31, 2014.